DEFERRED REVENUES (Reconciliation of Deferred Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
DEFERRED REVENUES [Abstract]
Balance at the beginning of the year	$ 17,836	$ 16,462
Deferral of new sales	22,616	14,910
Recognition of previously deferred revenue	(24,341)	(13,001)
Foreign currency translation adjustments	(235)	(535)
Balance at the end of the year	$ 15,876	$ 17,836
Service contract minimum period	1 year
Service contract maximum period	3 years